Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	ATA Creativity Global
Entity Central Index Key	0001420529
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	63,244,340
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	American Depositary Shares, each representing two common shares, par value $0.01 per share
Trading Symbol	AACG
Security Exchange Name	NASDAQ
Entity File Number	001-33910
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 1/F East Gate, Building No. 2
Entity Address, Address Line Two	Jian Wai Soho
Entity Address, Address Line Three	No. 39 Dong San Huan Zhong Road
Entity Address, City or Town	Chao Yang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100022
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Firm ID	1186
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	c/o 1/F East Gate, Building No. 2
Entity Address, Address Line Two	Jian Wai Soho
Entity Address, Address Line Three	No. 39 Dong San Huan Zhong Road
Entity Address, City or Town	Chao Yang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100022
Contact Personnel Name	Ruobai Sima
City Area Code	8610
Local Phone Number	8610-6518-1133
Contact Personnel Fax Number	8610-5869-8106